Statement of Financial Position (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets
Cash and cash equivalents	€ 4,900	€ 7,369
Net Trade accounts and notes receivable	14,981	15,441
Other receivables	720	650
Inventories	3,920	3,917
Deferred tax assets	26	282
Other assets, current portion	621	687
Short-term investment	1,572	1,519
Total current assets	26,740	29,865
Noncurrent Assets
Property and equipment, net	2,534	2,877
Intangible assets, net	68	82
Goodwill	2,412	2,412
Deposits and other non-current assets	484	515
Other assets, non-current	0	187
Total assets	32,238	35,938
Current liabilities
Trade accounts and notes payable	6,295	5,899
Deferred revenues, current portion	418	578
Social security and other payroll withholdings taxes	767	837
Employee absences compensation	444	488
Income taxes payable	31	48
Other accrued liabilities	2,965	3,768
Short-term borrowings	1,700	2,031
Current portion of capital lease obligations	557	0
Current portion of long-term debt	238	0
Convertible debentures carried at fair value	7,085	688
Financial instruments carried at fair value	195	322
Total current liabilities	20,694	14,658
Deferred revenues, non current	258	297
Capital lease obligations, non current	695	961
Convertible debentures carried at fair value	0	8,121
Financial instruments carried at fair value	0	1,287
Long-term debt, non current	720	668
Other long-term liabilities	1,158	1,047
Total liabilities	23,525	27,038
Shareholders' equity
Common stock, €0.13 par value; 13,726,532 shares issued and 13,345,004 shares outstanding;13,389,929 shares issued and 13,008,401 shares outstanding;at December 31, 2011 and 2010, respectively	1,784	1,741
Additional paid-in capital	39,784	38,870
Retained earnings	(28,093)	(27,151)
Cumulative other comprehensive loss	(3,590)	(3,386)
Treasury stock, at cost; 381,528 at December 31, 2011 and 2010, respectively	(1,172)	(1,172)
Total shareholders' equity	8,714	8,900
Total liabilities and shareholders' equity	€ 32,238	€ 35,938